SEGMENT REPORTING	12 Months Ended
Jun. 30, 2014
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING

NOTE 20. SEGMENT REPORTING

The Company operates through strategic business units that are aggregated into four reportable segments: Cleaning, Household, Lifestyle and International.

  Cleaning consists of laundry, home care and professional products marketed and sold in the United States. Products within this segment include laundry additives, including bleach products under the Clorox® brand and Clorox 2® stain fighter and color booster; home care products, primarily under the Clorox®, Formula 409®, Liquid-Plumr®, Pine-Sol®, S.O.S® and Tilex® brands; naturally derived products under the Green Works® brand; and professional cleaning and disinfecting products under the Clorox®, Dispatch®, Aplicare®, HealthLink® and Clorox Healthcare® brands.
  Household consists of charcoal, cat litter and plastic bags, wraps and container products marketed and sold in the United States. Products within this segment include plastic bags, wraps and containers under the Glad® brand; cat litter products under the Fresh Step®, Scoop Away® and Ever Clean® brands; and charcoal products under the Kingsford® and Match Light® brands.
  Lifestyle consists of food products, water-filtration systems and filters, and natural personal care products marketed and sold in the United States. Products within this segment include dressings and sauces, primarily under the Hidden Valley®, KC Masterpiece® and Soy Vay® brands; water-filtration systems and filters under the Brita® brand; and natural personal care products under the Burt's Bees® brand.
  International consists of products sold outside the United States. Products within this segment include laundry, home care, water-filtration, charcoal and cat litter products, dressings and sauces, plastic bags, wraps and containers and natural personal care products, primarily under the Clorox®, Javex®, Glad®, PinoLuz®, Ayudin®, Limpido®, Clorinda®, Poett®, Mistolin®, Lestoil®, Bon Bril®,  Brita®, Green Works®, Pine-Sol®, Agua Jane®, Chux®, Kingsford®, Fresh Step®, Scoop Away®, Ever Clean®, KC Masterpiece®, Hidden Valley® and Burt's Bees® brands.

Certain non-allocated administrative costs, interest income, interest expense and various other non-operating income and expenses are reflected in Corporate. Corporate assets include cash and cash equivalents, property and equipment, other investments and deferred taxes.

Argentina

The operating environment in Argentina presents business challenges, including price controls on some of the Company's products, a devaluing currency and inflation. For the fiscal years ended June 30, 2014, 2013 and 2012, the value of the Argentine peso (ARS) per USD declined 34%, 16% and 9%, respectively. In addition, in July 2014, the Argentine government defaulted on debt payment agreements. As of June 30, 2014, using an exchange rate of 8.1 ARS per USD, the Company's Argentina subsidiary had total assets of $105, including cash and cash equivalents of $25, net receivables of $20, inventories of $15, net property, plant and equipment of $20 and intangible assets excluding goodwill of $5. Goodwill for Argentina is aggregated and assessed for impairment at the Latin America reporting unit level, which is a component of the Company's International segment. Based on the results of the annual impairment test performed in the fourth quarter of fiscal year 2014, the fair value of the Latin America reporting unit exceeded its recorded value by more than 40%. Net sales from the Company's Argentina subsidiary represented approximately 3%, 4% and 3% of the Company's consolidated net sales for each of the fiscal years ended June 30, 2014, 2013 and 2012, respectively. The Company is closely monitoring developments in Argentina and is taking steps intended to mitigate the adverse conditions.

	Fiscal Year	Cleaning	Household	Lifestyle	International	Corporate	Total Company
Net sales	2014	$1,776	$1,709	$936	$1,093	$-	$5,514
	2013	1,783	1,693	929	1,128	-	5,533
	2012	1,692	1,676	901	1,110	-	5,379

Earnings (losses) from continuing
operations before income taxes	2014	428	326	258	99	(227)	884
	2013	420	336	259	95	(258)	852
	2012	381	298	265	106	(272)	778

(Losses) earnings from discontinued
operations, net of tax	2014	-	-	-	(21)	-	(21)
	2013	-	-	-	(1)	-	(1)
	2012	-	-	-	6	-	6

Income from equity investees	2014	-	-	-	13	-	13
	2013	-	-	-	12	-	12
	2012	-	-	-	11	-	11

Total assets	2014	887	745	869	1,190	567	4,258
	2013	905	799	878	1,202	527	4,311

Capital expenditures	2014	37	53	11	31	5	137
	2013	57	72	19	24	18	190
	2012	63	79	18	29	-	189

Depreciation and amortization	2014	49	67	19	25	17	177
	2013	52	69	19	26	14	180
	2012	45	73	18	24	17	177

Significant noncash charges included
in earnings (losses) from continuing
operations before income taxes:
Share-based compensation	2014	11	9	5	1	10	36
	2013	10	9	5	1	10	35
	2012	13	12	6	1	(5)	27

All intersegment sales are eliminated and are not included in the Company's reportable segments' net sales.

Net sales to the Company's largest customer, Walmart Stores, Inc. and its affiliates, were 27% of consolidated net sales for each of the fiscal years ended 2014, 2013 and 2012, and occurred in each of the Company's reportable segments. No other customers accounted for more than 10% of consolidated net sales in any of these fiscal years. During fiscal years 2014, 2013 and 2012, the Company's five largest customers accounted for 45% of its net sales.

The Company has three product lines that have accounted for 10% or more of consolidated net sales during each of the past three fiscal years. In fiscal years 2014, 2013 and 2012, sales of liquid bleach represented approximately 13%, 14% and 14% of the Company's consolidated net sales, respectively, approximately 26%, 26% and 26% of net sales in the Cleaning segment, respectively, and approximately 28%, 28% and 27% of net sales in the International segment, respectively. Sales of trash bags represented approximately 13% of the Company's consolidated net sales in each of the fiscal years 2014, 2013 and 2012, approximately 36%, 37% and 35% of net sales in the Household segment and approximately 8%, 10% and 10% of net sales in the International segment, respectively. Sales of charcoal represented approximately 11%, 10% and 11% of the Company's consolidated net sales and approximately 34%, 32% and 35% of net sales in the Household segment in fiscal years 2014, 2013 and 2012, respectively.

Net sales and property, plant and equipment, net, by geographic area as of and for the fiscal years ended June 30 were as follows:

	Fiscal Year	United States	Foreign	Total Company
Net sales	2014	$4,466	$1,048	$5,514
	2013	4,448	1,085	5,533
	2012	4,316	1,063	5,379

Property, plant and equipment, net	2014	$825	$152	$977
	2013	860	161	1,021